UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

4201 Massachusetts Avenue NW 8037C, Washington, DC 20016

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 364-8395

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments
March 31, 2006 (unaudited)

Common Stocks - 82.75%
Shares	Name	Value
Industrial Goods - 1.09%
2,000	Cherokee International Corp. (*)	$10,200
100	Morton Industrial Group Inc (*)	962
350	Safety Components International Inc (*)	4,900
	Total Industrial Goods	16,062

Consumer Goods - 12.76%
500	Steven Madden Ltd (*)	17,750
6,000	National RV Holdings Inc (*)	38,400
1,500	PW Eagle, Inc.	41,700
1,000	Tommy Hilfiger Corp (*)	16,470
3,000	Titan International Inc.	51,750
800	Water Pik Technologies Inc (*)	22,160
	Total Consumer Goods	188,230

Consumer Non-Cyclical - 0.60%
500	Security Capital Corp (*)	8,875
	Total Consumer Non-Cyclical	8,875

Conglomerates - 2.83%
2,000	Gencorp Inc (*)	41,000
400	Obsidian Enterprises Inc (*)	726
	Total Conglomerates	41,726

Technology - 15.6%
20,000	Artemis International Solutions Corp (*)	30,800
1,000	Avaya, Inc (*)	11,310
1,500	GTECH Holdings	51,075
500	Hector Communications Corp	14,869
5,000	I-Many Inc (*)	8,000
1,500	iPayment, Inc (*)	64,275
4,000	Integrated Alarm Systems Group, Inc. (*)	14,720
1,000	Merrimac Industries Inc (*)	9,630
2,000	Midway Games Inc (*)	18,460
25,200	Three-Five Systems Inc (*)	7,056
1,900	Warwick Valley Tel	41,040
	Total Technology	271,235

Computer Services - 5.22%
500	Acxiom Co	12,920
2,000	iPass Inc. (*)	16,020
5,100	Pegasus Systems, Inc (*)	47,991
	Total Information Technology	76,931

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)
March 31, 2006 (unaudited)

Healthcare - 5.23%
700	Abgenix, Inc (*)	$15,750
1,500	ANDRX Group (*)	35,610
300	Renal Care Group Inc (*)	14,382
1,738	SkyePharma plc ADR	11,436
	Total Healthcare	77,178

Financial - 7.40%
2,100	Pelican Financial Inc (*)	12,075
10,000	PXRE Group Ltd (*)	32,700
700	Sobieski Bancorp Inc (*)	2,294
2,193	Sound Federal Bancorp, Inc	45,154
2,000	Wilshire Enterprise Inc	16,960
	Total Financial	109,183

Services - 20.98%
22,000	Central Freight Lines, Inc (*)	42,900
900	Cornell Companies Inc (*)	13,005
1,000	Education Management Corporation (*)	41,600
300	Foodarama Supermarkets, Inc (*)	15,600
1,000	InfoUSA Inc (*)	12,980
1,500	MTR Gaming Group, Inc. (*)	15,435
4,000	PDS Gaming Corporation (*)	2,956
3,000	Redenvelope, Inc (*)	30,300
2,000	TheStreet.com	15,120
600	Sands Regent (*)	7,218
200	School Specialty, Inc (*)	6,900
1,900	Sourcecorp, Inc (*)	45,809
1,500	Stratford American (*)	1,170
2,000	Thomas Nelson Inc	58,500
	Total Services	309,493

Utilities - 2.53%
500	Mirant (*)	12,500
1,200	Northwestern Corp	37,368
	Total Utilities	49,868

Basic Materials - 4.88%
500	CFC International Inc (*)	8,291
1,500	General Bearing Corp (*)	16,800
1,300	Massey Energy Co	46,891
	Total Basic Materials	71,982

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)
March 31, 2006 (unaudited)

Energy - 0.00%
200	Petrocorp Inc ESCROW (*)	-
	Total Energy	-

	Total Common Stocks (Cost $1,139,244)	$1,220,763

Real Estate Investment Trusts - 2.43%
Shares	Name	Value
500	Atlantic Realty Trust	11,460
600	Town & Country Trust	24,366
	Total Real Estate Investment Trusts (Cost $33,340)	35,826
Bonds - 7.08%
Princ. Amt.	Name
35,000	Federal Mogul NT (Dflt) 8.80% 4-15-07 (*)	14,866
3,928	UAL EETC Ser. 00-2 7.811% 12/2011 (*)	3,988
110,000	Winn-Dixie Stores 8.875% 04/01/2008 (*)	85,580
	Total Bonds (Cost $87,081)	104,435

Short-Term Investments - 12.88%
Shares	Name
1,343	Cash (*)	1,343
190,045	Huntington Money Market Fund IV	190,045
	Total Short Term Investments (Cost $191,388)	191,388

Total Investments - 105.24%		1,552,412

Other Assets and Liabilities: -5.24%		(77,257)

Net Assets - 100.00%		$1,475,155

* Denotes non-income producing securities.

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Pennsylvania Avenue Funds

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 4/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 4/25/06

* Print the name and title of each signing officer under his or her signature.